Operating Segments - Disclosure of Detailed Information About Geographical Information (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 90,065	$ 111,920	$ 131,388
New Zealand [Member]
Statement Line Items [Line Items]
Revenue	33,786	40,703	46,665
Australia [Member]
Statement Line Items [Line Items]
Revenue	24,365	32,065	38,208
United States [Member]
Statement Line Items [Line Items]
Revenue	30,863	34,156	32,323
Europe [Member]
Statement Line Items [Line Items]
Revenue	$ 1,051	$ 4,996	$ 14,192